UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
 MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-10499 _____________________________________________________

BlackRock California Municipal 2018 Term Trust

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock California Municipal 2018 Term Trust
40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:	888-825-2257 ____________________________________________

Date of fiscal year end:	December 31, 2004 ____________________________________________

Date of reporting period:	March 31, 2005 ____________________________________________

Item 1. Schedule of Investments

The registrant's unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS (unaudited)
MARCH 31, 2005

BlackRock California Municipal 2018 Term Trust (BJZ)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—139.1%
			California—108.1%
BBB+	$ 2,100		ABAG Fin. Auth. for Nonprofit Corps., San Diego Hosp. Assoc. Proj., Ser. C, 5.375%, 3/01/21	03/14 @ 100	$ 2,178,855
			California, GO,
A	5,000		5.00%, 11/01/20	11/11 @ 100	5,181,000
AAA	6,500		Ser. BZ, 5.35%, 12/01/21, MBIA	06/07 @ 101	6,570,850
AAA	7,500		Clovis Unified Sch. Dist., Cap. Apprec. Election 2004, Ser. A, Zero Coupon, 8/01/21, FGIC	No Opt. Call	3,307,125
A	6,500	[3]	Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. A, 5.125%, 5/01/19	05/12 @ 101	6,835,075
AAA	3,395		Fontana Pub. Fin. Auth., Tax Alloc. Rev., Fontana Redev. Proj., Ser. A, 5.25%, 9/01/18, FSA	09/11 @ 101	3,666,940
BBB	20,000		Foothill/Eastn. Transp. Corridor Agcy., Toll Road Rev., Zero Coupon, 1/15/21	01/10 @ 53.346	7,967,600
			Hlth. Fac. Fin. Auth., Adventist Hlth. Sys. Proj., Ser. A,
A	1,075		5.00%, 3/01/18	03/13 @ 100	1,113,270
A	1,000		5.00%, 3/01/19	03/13 @ 100	1,030,230
A	2,060		5.00%, 3/01/20	03/13 @ 100	2,112,633
A	1,355		5.00%, 3/01/24	03/13 @ 100	1,374,377
			Infrastructure & Econ. Dev.,
A	1,985		J. David Gladstone Inst. Proj., 5.50%, 10/01/20	10/11 @ 101	2,108,705
A	6,500		Kaiser Hosp. Asst. LLC Proj., Ser. A, 5.55%, 8/01/31	08/11 @ 102	6,799,000
			Lathrop Fin. Auth., Wtr. Sply. Proj.,
NR4	995		5.80%, 6/01/21	06/13 @ 100	996,920
NR4	1,040		5.85%, 6/01/22	06/13 @ 100	1,041,300
NR4	1,000		5.90%, 6/01/23	06/13 @ 100	1,001,250
AAA	5,000		Long Beach Harbor Dept., Ser. A, 5.25%, 5/15/18, FGIC	05/10 @ 101	5,265,300
			Los Angeles Cnty. Pub. Wks., Ser. A,
AA	3,220	[5]	Regional Park, 5.00%, 10/01/07	N/A	3,424,824
AA	1,780		Regional Park, 5.00%, 10/01/19	10/07 @ 101	1,856,825
AAA	10,025		Los Angeles Habor Dept., Ser. B, 5.50%, 8/01/21, AMBAC	08/11 @ 100	10,735,672
			Poll. Ctrl. Fin. Auth.,
A2	3,100		PCR, San Diego Gas & Elec. Proj., Ser. A, 5.90%, 6/01/14	No Opt. Call	3,507,030
BBB+	2,500		Sld. Wst. Disp. Rev., Republic Svcs., Inc. Proj., Ser. C, 5.25%, 6/01/23	No Opt. Call	2,642,125
			Pub. Wks. Brd., Ser. A,
A-	2,020		Cmnty. Coll. Proj., 5.00%, 12/01/17	12/08 @ 101	2,077,630
A-	2,415		St. Univ. Proj., 5.00%, 10/01/17	10/08 @ 101	2,509,934
AAA	5,000		Riverside Unified Sch. Dist., Ser. A, 5.25%, 2/01/23, FGIC	02/12 @ 101	5,342,900
			San Bernardino Cnty., Spl. Tax, Cmnty. Facs.,
NR	105		5.35%, 9/01/17	09/12 @ 102	103,406
NR	245		5.50%, 9/01/18	09/12 @ 102	242,244
NR	500		5.60%, 9/01/19	09/12 @ 102	494,135
NR	355		5.70%, 9/01/20	09/12 @ 102	351,038
AAA	2,980		San Diego Cnty., COP, 5.25%, 11/01/19, AMBAC	11/11 @ 100	3,191,550
AAA	2,135		Santa Clara Valley Transp. Auth., Sales Tax Rev., Ser. A, 5.00%, 6/01/18, MBIA	06/11 @ 100	2,225,503
BBB+	5,000		Statewide Cmntys. Dev., Daughters of Charity Hlth. Proj., Ser. A, 5.25%, 7/01/24	07/15 @ 100	5,192,250
AAA	4,590		Stockton East Wtr. Dist., COP, Ser. B, Zero Coupon, 4/01/19, FGIC	04/12 @ 66.427	2,160,513

					104,608,009

			Multi-State—10.0%
A3	4,000	[6]	Charter Mac Equity Issuer Trust, Ser. A, 6.625%, 6/30/49	06/09 @ 100	4,276,440
A3	5,000	[6]	MuniMae TE Bond Subsidiary, LLC, Ser. A, 6.875%, 6/30/49	06/09 @ 100	5,392,950

					9,669,390

			Puerto Rico—13.8%
A-	4,410		Pub. Bldgs. Auth., Gov’t. Facs., Ser. C, 5.75%, 7/01/19	No Opt. Call	5,080,232
BBB+	7,500	[5]	Pub. Fin. Corp., Ser. E, 5.70%, 2/01/10	N/A	8,320,725

					13,400,957

			Trust Territories—4.1%
A-	4,000	[6]	San Manuel Entertainment Auth., 2004 Gaming Proj., Ser. C, 4.50%, 12/01/16	12/13 @ 102	3,921,560

BlackRock California Municipal 2018 Term Trust (BJZ) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			U. S. Virgin Islands—3.1%
			Pub. Fin. Auth., Sen. Lein Matching Fund Loan, Ser. A,
BBB	$ 360		5.25%, 10/01/17	10/14 @ 100	$ 384,102
BBB	455		5.25%, 10/01/19	10/14 @ 100	482,200
BBB	460		5.25%, 10/01/21	10/14 @ 100	484,587
BBB	315		5.25%, 10/01/22	10/14 @ 100	331,342
BBB	960		5.25%, 10/01/23	10/14 @ 100	1,009,046
BBB	300		5.25%, 10/01/24	10/14 @ 100	314,385

					3,005,662

			Total Long-Term Investments (cost $129,787,141)		134,605,578

			SHORT-TERM INVESTMENTS—17.1%
			California—17.1%
A1+	4,000	[7]	Los Angeles Dept. of Wtr. & Pwr., Pwr. Sys., Ser. A-2, 2.23%, 4/07/05, FRWD	N/A	4,000,000
A1+	4,000	[7]	Met. Wtr. Dist., So. California Wtr. Wks. Rev., Ser. C-1, 2.20%, 4/07/05, FRWD	N/A	4,000,000
A1+	2,350	[7]	Newport Beach Rev., Hoag Mem. Presbyterian Hosp. Proj., 2.28%, 4/01/05, FRDD	N/A	2,350,000
A1+	6,200	[7]	St. Econ. Recovery, Ser. C-5, 2.25%, 4/01/05, FRDD	N/A	6,200,000

			Total Short-Term Investments (cost $16,550,000)		16,550,000

			Total Investments—156.2% (cost $146,337,1418)		$ 151,155,578
			Other assets in excess of liabilities—1.2%		1,179,805
			Preferred shares at redemption value, including dividends payable—(57.4)%		(55,534,814)

			Net Assets Applicable to Common Shareholders—100%		$ 96,800,569

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Services or Fitch’s Ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[4]	Security is deemed to be of investment grade quality by the investment advisor.
[5]	This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[6]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of March 31, 2005, the Trust held 14.1% of it nets assets, with a current market value of $13,590,950, in securities restricted as to resale.
[7]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
[8]	Cost for Federal income tax purposes is $146,338,687. The net unrealized appreciation on a tax basis is $4,816,891 consisting of $5,075,735 gross unrealized appreciation and $258,844 gross unrealized depreciation.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corp.	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Co.	MBIA	—	Municipal Bond Insurance Assoc.
FRDD	—	Floating Rate Daily Demand	PCR	—	Pollution Control Revenue
FRWD	—	Floating Rate Weekly Demand

Item 2. Controls and Procedures

(a) The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures are effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.

(b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     BlackRock California Municipal 2018 Term Trust
______________________________________________________________

By:     /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Treasurer
Date: May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:     /s/ Robert S. Kapito
_____________________________________________________________________
Name: Robert S. Kapito
Title: Principal Executive Officer
Date: May 27, 2005

By:      /s/ Henry Gabbay
_____________________________________________________________________
Name: Henry Gabbay
Title: Principal Financial Officer
Date: May 27, 2005